Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combinations

7.Business Combinations

During 2018, we completed four business combinations of former franchisees within the Roto-Rooter segment for $42.2 million in cash to increase our market penetration.  The Vitas segment completed one business combination in Florida for $11.0 million to increase our market penetration.  The purchase price of these acquisition was allocated as follows (in thousands):

Reacquired franchise rights	$11,161
All other identifiable intangible assets	2,500
Goodwill	33,828
Other assets and liabilities - net	5,688
$53,177

There was no gain or loss as a result of the settlement of the preexisting relationship with the former franchisees at Roto-Rooter.  Goodwill, substantially all of which is deductible for tax purposes, was determined based on the residual difference between the fair value of consideration transferred and the value assigned to all tangible and intangible assets.  Among factors that contributed to the recognition of goodwill for both Roto-Rooter and VITAS were expected synergies associated with combining operations of the acquiree into our existing operating platforms.

During 2017, we completed two business combinations of former franchisees within the Roto-Rooter segment for $4.7 million in cash to increase our market penetration.  The purchase price of these acquisition was allocated as follows (in thousands):

Identifiable intangible assets	$98
Goodwill	4,396
Other assets and liabilities - net	231
$4,725

We did not complete any business combinations during 2016.

The unaudited pro forma results of operations, assuming purchase business combinations completed in 2018 were completed on January 1, 2017 are presented below (in thousands, except per share data):

	For the Years Ended
	December 31,
	2018	2017
Service revenues and sales	$1,811,532	$1,705,747
Net income	$209,891	$103,920
Earnings per share	$13.07	$6.47
Diluted earnings per share	$12.49	$6.21

The pro-forma revenue and net income amounts associated with the acquisitions are based on unaudited historical results of the acquiree.  No material pro-forma adjustments were made to the acquiree’s historical results.